Stockholders' Equity - 10K (Details) - USD ($)			1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 30, 2013	Jun. 18, 2010	Apr. 30, 2013	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 12, 2016	Jun. 19, 2008
Class of Warrant or Right [Line Items]
Capital units, authorized								110,000,000
Common stock, shares authorized				100,000,000				100,000,000	100,000,000		600,000,000
Preferred stock, shares authorized								10,000,000
Change In fair value of common stock warrants					$ (184,027)	$ (129,398)		$ 0	$ (313,425)	$ 73,756
Common stock, shares issued				54,114,296				54,114,296	53,504,296
Expense of Warrants Held as Assets				$ 0			$ 34,091	$ 45,456	$ 136,364
Affiliated Entity
Class of Warrant or Right [Line Items]
Warrants to purchase common stock	250,000	718,954	250,000
Exercise price of warrants to purchase common stock	$ 3.29	$ 3.519	$ 3.29
Warrants contractual term (in years)	2 years	4 years	2 years
Commitment to Invest												$ 8,000,000
Service Agreement Term	3 years		3 years
Warrants to purchase percentage of acquired shares												40.00%
Proceeds from issuance of warrants and options		$ 5,500,000
Common stock, shares issued		1,797,386
Extended Expiration Period [Member] | Affiliated Entity
Class of Warrant or Right [Line Items]
Warrants to purchase common stock												238,000
Exercise price of warrants to purchase common stock												$ 3.06
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Change In fair value of common stock warrants									$ (313,425)	$ (73,756)